Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEFC14A
Entity Registrant Name	PEOPLES FINANCIAL CORPORATION
Entity Central Index Key	0000770460
Amendment Flag	false